Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Thousands	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Treasury Stock	Total
Balance at Dec. 31, 2010	$ 7,069	$ 9	$ 27,797	$ (16,313)	$ 672	$ (3,245)	$ 15,989
Net loss				(5,425)			(5,425)
Other comprehensive income (loss)					(286)		(286)
Accretion of discount on preferred stock	51			(51)
Release of stock-based incentive plan shares, net of forfeitures			23				23
Stock option expense, net of forfeitures			17				17
Preferred stock dividends				(374)			(374)
Balance at Dec. 31, 2011	7,120	9	27,837	(22,163)	386	(3,245)	9,944
Net loss				(3,766)			(3,766)
Other comprehensive income (loss)					(279)		(279)
Accretion of discount on preferred stock	39			(39)
Release of stock-based incentive plan shares, net of forfeitures			4				4
Stock option expense, net of forfeitures			7				7
Preferred stock dividends				(289)			(289)
Redemption of TARP obligations, including $801 accrued dividends	(7,159)			4,960			(2,199)
Proceeds from issuance of 15.0 million shares in common stock offering, net of $2,279 offering expenses		150	20,071				20,221
Balance at Dec. 31, 2012		159	47,919	(21,297)	107	(3,245)	23,643
Net loss				(918)			(918)
Other comprehensive income (loss)					(9)		(9)	[1]
Release of stock-based incentive plan shares, net of forfeitures			(6)				(6)
Stock option expense, net of forfeitures			165				165
Offering costs associated with issuance of common stock			(11)				(11)
Balance at Dec. 31, 2013		$ 159	$ 48,067	$ (22,215)	$ 98	$ (3,245)	$ 22,864

[1]	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.